Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 14, 2014 to the

Statutory Prospectuses for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2013 (as revised January 16, 2014) (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Managed Volatility Fund

Within the Fund Summary relating to AllianzGI Global Managed Volatility Fund, the first sentence in the fourth paragraph in the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

Corresponding changes are hereby made within the “Principal Investments and Strategies of Each Fund – AllianzGI Global Managed Volatility Fund” section of the Prospectuses.

Within the Fund Summary relating to AllianzGI Global Managed Volatility Fund, the following is hereby added after “Non-U.S. Investment Risk” in the subsection entitled “Principal Risks”:

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Within the subsection entitled “Principal Investments and Strategies of Each Fund – AllianzGI Global Managed Volatility Fund – Principal Investments and Strategies,” the chart is hereby restated in its entirety as follows:

Investment Objective	Fund Focus	Approximate Primary Capitalization Range
Seeks long-term capital appreciation	Global All Cap Equity Securities	All Capitalizations

Dividend Frequency
Fund Category		At least annually
Blend Stocks

Within the subsection entitled “Principal Investments and Strategies of Each Fund – AllianzGI Global Managed Volatility Fund – Principal Risks,” “REIT and Real Estate-Related Investment Risk” is hereby added after “Non-U.S. Investment Risk” as a principal risk of the AllianzGI Global Managed Volatility Fund.

Disclosure Relating to AllianzGI Multi-Asset Real Return Fund

Within the Fund Summary relating to AllianzGI Multi-Asset Real Return Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Dr. Michael Stamos, CFA, lead portfolio manager, has managed the Fund since 2012.

Giorgio Carlino, portfolio manager, has managed the Fund since 2012.

James Macey, CFA, portfolio manager and vice president, has managed the Fund since 2014.

The information relating to AllianzGI Multi-Asset Real Return Fund contained in the table under “Management of the Funds — Sub-Advisers — AllianzGI U.S.” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Multi-Asset Real Return Fund	Dr. Michael Stamos (Lead)	2012 (Inception)	Dr. Stamos, CFA, is a portfolio manager with Allianz Global Investors, which he joined in 2007. He has been part of the Multi Asset-Multi Strategy team since 2007, overseeing balanced mandates for institutional and retail clients. Dr. Stamos has nine years of investment-industry experience. He was previously a researcher at the Institute of Investment, Portfolio Management and Pension Finance at the University of Frankfurt, where he obtained his Ph.D. in Finance.

	Giorgio Carlino	2012 (Inception)

Mr. Carlino is a portfolio manager with Allianz Global Investors, which he joined in 2002. He is on the Multi Asset-Multi Strategy team and was previously a private-client portfolio manager, responsible for multi-manager selection. Mr. Carlino has 11 years of investment-industry experience. Before joining the firm, he was in fund management at Commerzbank AM. Mr. Carlino has a degree in economics and finance from La Sapienza University in Rome, and a master’s degree in portfolio management and asset allocation from the Department of Statistics at the University of Bologna.

	James Macey, CFA, CAIA	2014

Mr. Macey, CFA, is a portfolio manager and vice president with Allianz Global Investors, which he joined in 2006. He is on the Multi Asset US team and has responsibility for target-date and target-risk portfolio risk profiles, asset allocation and fund selection. Mr. Macey has more than 13 years of investment-industry experience. Mr. Macey has an M.Sci. in astrophysics from University College London.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 14, 2014 to the

Statement of Additional Information dated April 1, 2013 (as revised January 16, 2014) (as supplemented thereafter)

Disclosure Relating to AllianzGI Multi-Asset Real Return Fund

The subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Dr. Zijian Yang as a portfolio manager of the AllianzGI Multi-Asset Real Return Fund and to indicate that James Macey has been added as a portfolio manager of the AllianzGI Multi-Asset Real Return Fund. Information regarding other accounts managed by Mr. Macey, as well as his ownership of securities of the AllianzGI Multi-Asset Real Return Fund, each as of November 30, 2013, is provided below.

Other Accounts Managed

	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ millions)	#	AUM ($ millions)	#	AUM ($ millions)
James Macey	0	0	4	1,722	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ millions)	#	AUM ($ millions)	#	AUM ($ millions)
James Macey		0		0		0

Securities Ownership

AllianzGI Multi-Asset Real Return Fund	Dollar Range of Equity Securities
James Macey	0

Please retain this Supplement for future reference.